SECURITIES (Tables)	12 Months Ended
Dec. 31, 2019
SECURITIES [Abstract]
Securities Available for Sale
Securities available for sale consist of the following at December 31:

	Amortized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In thousands)
2019
U.S. agency	$14,591	$89	$19	$14,661
U.S. agency residential mortgage-backed	226,130	1,910	278	227,762
U.S. agency commercial mortgage-backed	10,671	113	28	10,756
Private label mortgage-backed	39,248	544	99	39,693
Other asset backed	94,158	103	375	93,886
Obligations of states and political subdivisions	94,499	1,724	121	96,102
Corporate	31,904	1,296	5	33,195
Trust preferred	1,968	-	125	1,843
Foreign government	499	3	-	502
Total	$513,668	$5,782	$1,050	$518,400

2018
U.S. agency	$20,198	$9	$193	$20,014
U.S. agency residential mortgage-backed	124,777	817	1,843	123,751
U.S. agency commercial mortgage-backed	5,909	1	184	5,726
Private label mortgage-backed	29,735	321	637	29,419
Other asset backed	83,481	86	248	83,319
Obligations of states and political subdivisions	130,244	257	2,946	127,555
Corporate	34,866	29	586	34,309
Trust preferred	1,964	-	145	1,819
Foreign government	2,050	-	36	2,014
Total	$433,224	$1,520	$6,818	$427,926

Investments in a Continuous Unrealized Loss Position
Our investments’ gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

2019
U.S. agency	$2,782	$8	$2,712	$11	$5,494	$19
U.S. agency residential mortgage-backed	56,377	126	13,551	152	69,928	278
U.S. agency commercial mortgage-backed	3,284	24	659	4	3,943	28
Private label mortgage-backed	16,387	55	343	44	16,730	99
Other asset backed	34,027	233	13,839	142	47,866	375
Obligations of states and political subdivisions	15,666	84	5,396	37	21,062	121
Corporate	2,125	5	-	-	2,125	5
Trust preferred	-	-	1,843	125	1,843	125
Total	$130,648	$535	$38,343	$515	$168,991	$1,050

2018
U.S. agency	$7,150	$46	$11,945	$147	$19,095	$193
U.S. agency residential mortgage-backed	18,374	180	48,184	1,663	66,558	1,843
U.S. agency commercial mortgage-backed	566	3	5,094	181	5,660	184
Private label mortgage-backed	8,273	57	16,145	580	24,418	637
Other asset backed	53,043	160	10,235	88	63,278	248
Obligations of states and political subdivisions	25,423	262	80,701	2,684	106,124	2,946
Corporate	17,758	343	9,222	243	26,980	586
Trust preferred	939	61	880	84	1,819	145
Foreign government	-	-	2,014	36	2,014	36
Total	$131,526	$1,112	$184,420	$5,706	$315,946	$6,818

Private Label Mortgage Backed Securities Below Investment Grade
At December 31, 2019, two private label mortgage-backed securities had credit related OTTI and are summarized as follows:

	Senior Security	Super Senior Security	Total
	(In thousands)

As of December 31, 2019
Fair value	$601	$603	$1,204
Amortized cost	511	442	953
Non-credit unrealized loss	-	-	-
Unrealized gain	90	161	251
Cumulative credit related OTTI	757	457	1,214

Credit Losses Recognized in Earnings on Securities Available for Sale
A roll forward of credit losses recognized in earnings on securities available for sale for the years ending December 31 follow:

	2019	2018	2017
		(In thousands)
Balance at beginning of year	$1,594	$1,594	$1,594
Additions to credit losses on securities for which no previous OTTI was recognized	-	-	-
Increases to credit losses on securities for which OTTI was previously recognized	-	-	-
Reduction(1)	(380)	-	-
Total	$1,214	$1,594	$1,594

(1)During 2019 one security with previously recorded OTTI was settled and balance is now zero.

Amortized Cost and Fair Value of Securities Available for Sale by Contractual Maturity
The amortized cost and fair value of securities available for sale at December 31, 2019, by contractual maturity, follow:

	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$10,737	$10,761
Maturing after one year but within five years	50,035	50,839
Maturing after five years but within ten years	47,634	49,070
Maturing after ten years	35,055	35,633
	143,461	146,303
U.S. agency residential mortgage-backed	226,130	227,762
U.S. agency commercial mortgage-backed	10,671	10,756
Private label mortgage-backed	39,248	39,693
Other asset backed	94,158	93,886
Total	$513,668	$518,400

Gains and Losses Realized on Sale of Securities Available for Sale
A summary of proceeds from the sale of securities available for sale and gains and losses for the years ended December 31 follow:

		Realized
	Proceeds	Gains (1)	Losses
	(In thousands)
2019	$68,716	$248	$108
2018	48,736	192	136
2017	17,308	218	3

(1)	2018 excludes a $0.144 million gain on the sale of 1,000 VISA Class B shares.